DEBT (Tables)	12 Months Ended
Dec. 31, 2011
DEBT
Schedule of average interest rates on debt

	2011	2010	2009
Line of credit	—	—	—
Reverse repurchase agreements	—	—	—
Total short-term debt	—	—	—
Senior notes	6.02%	6.02%	6.02%
Total debt	6.02%	6.02%	6.02%